CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value

Communications - 18.9%
Alphabet, Inc. - Class A(a)	78,940	$14,378,922
AppLovin Corporation - Class A(a)	150,490	12,523,777
Booking Holdings, Inc.(a)	3,070	12,161,805
Electronic Arts, Inc.	61,050	8,506,097
Netflix, Inc.(a)	13,480	9,097,382
Meta Platforms, Inc. - Class A(a)	25,040	12,625,669
Pinterest, Inc. - Class A (a)	248,830	10,965,938
		80,259,590
Consumer Discretionary - 9.1%
AutoZone, Inc.(a)	4,370	12,953,117
Domino's Pizza, Inc.	16,700	8,622,711
eBay, Inc.	147,370	7,916,716
TJX Companies, Inc. (The)	81,420	8,964,342
		38,456,886
Consumer Staples - 5.3%
Costco Wholesale Corporation	18,870	16,039,311
Performance Food Group Company(a)	99,910	6,605,050
		22,644,361
Energy - 2.8%
Exxon Mobil Corporation	59,420	6,840,430
Marathon Petroleum Corporation	29,500	5,117,660
		11,958,090
Financials - 12.7%
American Express Company	49,250	11,403,838
Ameriprise Financial, Inc.	26,850	11,470,052
Arch Capital Group Ltd.(a)	141,600	14,286,023
Cboe Global Markets, Inc.	45,340	7,710,520
JPMorgan Chase & Company	44,200	8,939,892
		53,810,325
Health Care - 12.4%
Johnson & Johnson	46,450	6,789,132
McKesson Corporation	19,190	11,207,728
Medpace Holdings, Inc.(a)	30,252	12,459,286
Merck & Company, Inc.	59,180	7,326,484
Vertex Pharmaceuticals, Inc.(a)	17,850	8,366,652

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024 (Unaudited)
COMMON STOCKS - 98.1% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Zimmer Biomet Holdings, Inc.	60,900	$ 6,609,477
		52,758,759
Industrials - 9.0%
Delta Air Lines, Inc.(a)	146,590	6,954,230
Hubbell, Inc.	26,880	9,824,102
NEXTracker, Inc.(a)	154,000	7,219,520
Parker-Hannifin Corporation	28,370	14,349,830
		38,347,682
Technology - 27.9%
Adobe, Inc.(a)	18,880	10,488,595
Apple, Inc.	84,258	17,746,420
Cadence Design Systems, Inc.(a)	39,190	12,060,723
ExlService Holdings, Inc.(a)	162,080	5,082,829
KLA Corporation	22,450	18,510,250
Manhattan Associates, Inc.(a)	37,000	9,127,160
Microsoft Corporation	49,140	21,963,123
Okta, Inc.(a)	85,970	8,047,652
Veeva Systems, Inc. - Class A(a)	32,630	5,971,616
Workday, Inc. - Class A(a)	41,040	9,174,902
		118,173,270

Total Common Stocks (Cost $268,831,564)		$ 416,408,963

MONEY MARKET FUNDS - 2.1%	Shares	Value
Fidelity Investments Money Market Funds - Institutional, 5.22% (b) (Cost $8,876,907)	8,876,907	$ 8,876,907

Total Investments at Value - 100.2% (Cost $277,708,471)		$ 425,285,870

Liabilities in Excess of Other Assets - (0.2%)		(930,121)

Net Assets - 100.0%		$ 424,355,749

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.